INTEREST BEARING LOANS AND BORROWINGS - Maturity of long-term bank and other loans (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Maturity of long-term bank and other loans
Bank and other loans	¥ 42,125,186	¥ 43,014,564
Within 1 year
Maturity of long-term bank and other loans
Bank and other loans	5,859,115	3,629,014
Between 1 and 2 years
Maturity of long-term bank and other loans
Bank and other loans	11,837,652	6,702,688
Between 2 and 5 years
Maturity of long-term bank and other loans
Bank and other loans	9,771,437	15,638,088
Over 5 years
Maturity of long-term bank and other loans
Bank and other loans	14,656,982	17,044,774
Loans from banks and other financial institutions
Maturity of long-term bank and other loans
Bank and other loans	42,114,445	42,999,864
Loans from banks and other financial institutions | Within 1 year
Maturity of long-term bank and other loans
Bank and other loans	5,856,967	3,626,564
Loans from banks and other financial institutions | Between 1 and 2 years
Maturity of long-term bank and other loans
Bank and other loans	11,835,504	6,700,238
Loans from banks and other financial institutions | Between 2 and 5 years
Maturity of long-term bank and other loans
Bank and other loans	9,764,992	15,630,738
Loans from banks and other financial institutions | Over 5 years
Maturity of long-term bank and other loans
Bank and other loans	14,656,982	17,042,324
Other loans
Maturity of long-term bank and other loans
Bank and other loans	10,741	14,700
Other loans | Within 1 year
Maturity of long-term bank and other loans
Bank and other loans	2,148	2,450
Other loans | Between 1 and 2 years
Maturity of long-term bank and other loans
Bank and other loans	2,148	2,450
Other loans | Between 2 and 5 years
Maturity of long-term bank and other loans
Bank and other loans	¥ 6,445	7,350
Other loans | Over 5 years
Maturity of long-term bank and other loans
Bank and other loans		¥ 2,450